SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(Amounts in millions)

	Balance Beginning of Year	Charges to Earnings	Other (1)	Deductions (2)	Balance End of Year
Year ended December 31, 2019
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$9.1	$6.4	$(0.6)	$(5.0)	$9.9
Allowance for doubtful accounts - Non-current	21.6	—	(0.3)	—	21.3
Reserve for inventory	49.8	4.1	3.1	(3.8)	53.2
Valuation allowances for deferred tax assets	114.3	(4.1)	(3.2)	—	107.0
Totals	$194.8	$6.4	$(1.0)	$(8.8)	$191.4
Year ended December 31, 2018
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$9.3	$2.4	$—	$(2.6)	$9.1
Allowance for doubtful accounts - Non-current	22.2	0.2	(0.8)	—	21.6
Reserve for inventory	53.4	6.5	(1.7)	(8.4)	49.8
Valuation allowances for deferred tax assets	134.6	(15.8)	(4.5)	—	114.3
Totals	$219.5	$(6.7)	$(7.0)	$(11.0)	$194.8
Year ended December 31, 2017
Deducted from asset accounts:
Allowance for doubtful accounts - Current	$9.4	$0.4	$0.2	$(0.7)	$9.3
Allowance for doubtful accounts - Non-current	25.2	—	1.5	(4.5)	22.2
Reserve for inventory	56.3	11.2	6.8	(20.9)	53.4
Valuation allowances for deferred tax assets	148.1	0.3	(13.8)	—	134.6
Totals	$239.0	$11.9	$(5.3)	$(26.1)	$219.5

(1)Primarily represents the impact of foreign currency exchange, business divestitures and other amounts recorded to accumulated other comprehensive income (loss).
(2)Primarily represents the utilization of established reserves, net of recoveries.